SHARE-BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended				12 Months Ended	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012 Stock options	Oct. 01, 2011 Stock options	Dec. 31, 2011 Stock options	Sep. 29, 2012 Stock options Minimum	Sep. 29, 2012 Stock options Maximum
SHARE-BASED COMPENSATION
Vesting period					3 years
Contractual term								P7Y	P10Y
Compensation expense related to share-based payment awards	$ 1,600,000	$ 700,000	$ 7,200,000	$ 4,100,000
Valuation Assumptions:
Weighted-average fair value of options granted (in dollars per share)					$ 5.99	$ 2.73
Expected volatility (as a percent)					63.30%	73.00%
Weighted-average volatility (as a percent)					63.30%	65.70%
Expected term					5 years 1 month 6 days	5 years 1 month 6 days
Risk-free rate, minimum (as a percent)					0.20%	0.10%
Risk-free rate, maximum (as a percent)					3.80%	4.10%
Expected annual forfeiture (as a percent)					13.50%	12.00%
Shares
Outstanding at the beginning of the period (in shares)					7,002,238
Granted (in shares)					535,000
Exercised (in shares)					(1,305,525)
Cancelled/expired (in shares)					(364,388)
Outstanding at end of the period (in shares)					5,867,325		7,002,238
Vested or expected to vest at the end of the period (in shares)					5,547,039
Exercisable at the end of the period (in shares)					3,412,325
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)					$ 11.22
Granted (in dollars per share)					$ 11.38
Exercised (in dollars per share)					$ 4.63
Cancelled/expired (in dollars per share)					$ 20.13
Outstanding at the end of the period (in dollars per share)					$ 12.14		$ 11.22
Vested or expected to vest at the end of the period (in dollars per share)					$ 12.42
Exercisable at the end of the period (in dollars per share)					$ 15.97
Weighted Average Remaining Contractual Term
Outstanding at the end of the period					4 years 2 months 12 days		4 years 8 months 12 days
Vested or expected to vest at the end of the period					4 years 1 month 6 days
Exercisable at the end of the period					3 years 3 months 18 days
Aggregate Intrinsic Value
Exercised (in dollars)					9,732,000
Outstanding at the end of the period (in dollars)					30,592,000		19,206,000
Vested or expected to vest at the end of the period (in dollars)					28,854,000
Exercisable at the end of the period (in dollars)					15,931,000
Additional disclosure
Nonvested stock options outstanding (in shares)					2,500,000
Weighted average grant date fair value per award for nonvested stock options (in dollars per share)					$ 3.58
Total unrecognized compensation cost related to nonvested stock options granted					6,600,000
Weighted average recognition period of unrecognized stock-based compensation expense					1 year 6 months
Fair value of shares vested under stock option plans					$ 4,000,000	$ 3,400,000